Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Segment information
Schedule of analysis of revenue and Adjusted Operating Profit by geographical segment

	2024 £m	2023 £m	2022 £m
North America	4,042	4,195	4,116
EMEA & LatAm	4,631	4,545	4,270
APAC	2,560	2,562	2,472
Group revenue	11,233	11,302	10,858

Transactions between Haleon’s geographical regions are carried out at arm’s length terms in accordance with appropriate transfer pricing rules and Organisation for Economic Cooperation and Development (OECD) principles.

Adjusted operating profit by segment

	2024 £m	2023 £m	2022 £m
Group operating profit	2,206	1,996	1,825
Reconciling items between Group operating profit and Group adjusted operating profit[1]	294	553	647
Total	2,500	2,549	2,472

North America	1,000	1,107	1,070
EMEA & LatAm	1,054	1,010	977
APAC	539	541	506
Corporate and other unallocated	(93)	(109)	(81)
Total	2,500	2,549	2,472

1	The reconciling items above include:
a)	Net amortisation and impairment of intangible assets of £147m (2023: £224m, 2022: £172m): amortisation and impairment of intangible assets, excluding computer software and impairment of goodwill net of reversals of impairment.
b)	Restructuring costs of £214m (2023: £169m, 2022: £41m): expenses related to business transformation activities where the plans are sufficiently detailed and well advanced, and where a valid expectation to those affected has been created.
c)	Transaction-related costs of £(1)m (2023: £2m, 2022: £8m).
d)	Separation and admission costs of £30m (2023: £120m, 2022: £411m): costs incurred in relation to and in connection with separation and listing of the Group as a standalone business.
e)	Disposals and others of £(96)m (2023: £38m, 2022: £15m): gains and losses on disposals of assets and businesses, tax indemnities related to business combinations and other items.

Schedule of analysis of revenue by product

	2024 £m	2023 £m	2022 £m
Oral Health	3,312	3,136	2,957
Vitamins, Minerals and Supplements	1,696	1,640	1,675
Pain Relief	2,564	2,652	2,551
Respiratory Health	1,677	1,736	1,579
Digestive Health and Other	1,984	2,138	2,096
Group revenue	11,233	11,302	10,858

Schedule of revenue by location of customer

	2024 £m	2023 £m	2022 £m
UK	384	381	348
US & Puerto Rico	3,616	3,755	3,692
China	987	966	907
Rest of the World	6,246	6,200	5,911
Group revenue	11,233	11,302	10,858

Schedule of impairment charges and reversals by geographical segment

	North America £m	EMEA & LatAm £m	APAC £m	Other reconciling items £m	Total £m
Year ended 31 December 2024
Impairment charges	8	5	1	193	207
Impairment reversal	–	–	–	(15)	(15)

Year ended 31 December 2023
Impairment charges	3	5	2	190	200
Impairment reversal	–	–	–	–	–

Year ended 31 December 2022
Impairment charges	2	7	1	133	143
Impairment reversal	–	–	–	–	–

Schedule of non-current assets attributable to the country of domicile and all foreign countries of operation greater than 10%

	2024 £m	2023 £m	2022 £m
UK	334	405	440
US & Puerto Rico	7,523	7,622	8,519
Rest of the World	20,346	20,844	21,508
Non-current assets	28,203	28,871	30,467